Nature of Operations	6 Months Ended
Jun. 30, 2016
Nature of Operations [Abstract]
Nature of Operations
Note 1 -  Nature of Operations

Camtek Ltd. (“Camtek”), an Israeli corporation, is a majority owned (46.17%) subsidiary of Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops, manufactures and markets automatic optical inspection systems (“AOI systems”) and related products. Camtek’s AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are the production of printed circuit boards (PCB).